Class N [Member] Performance Management	Dec. 31, 2025
Class N and Class Z | AMG Yacktman Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Class N [Member] | AMG Yacktman Special Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.